Long-term debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long Term Debt Text Block

11. Long-term debt

	December 31, 2011	January 1, 2011

Syndicated Lending Agreement:
Non-revolving real estate term facility (a)	12,133	13,000
Non-revolving machinery and equipment term facility (b)	11,078	17,000

Other Long-Term Debt:
Opta Minerals term loan facility (c)	6,392	7,766
Opta Minerals revolving acquisition facility (d)	12,420	11,419
Subordinated debt to former shareholders of TOC (e)	-	4,569
Promissory notes (f)	8,744	10,590
Other long-term debt (g)	711	264
Term loans payable and capital lease obligations (h)	786	124
	52,264	64,732
Less: current portion	35,198	22,247
	17,066	42,485

(a) Non-revolving real estate term facility

The non-revolving real estate term facility has a maximum available borrowing amount of $13,000. This facility matures on October 30, 2012, and has quarterly minimum repayments of approximately $217. As at December 31, 2011, $12,133 (January 1, 2011 - $13,000) was drawn on this facility, and the weighted-average interest rate was 4.30% (January 1, 2011 - 3.76%), based on the level of borrowings, and a credit spread based on either U.S. prime or LIBOR rates.

(b) Non-revolving machinery and equipment term facility

The non-revolving machinery and equipment term facility has a maximum available borrowing amount of $17,000. This facility matures on October 30, 2012, and has quarterly minimum repayments of approximately $850. As at December 31, 2011, $11,078 (January 1, 2011 - $17,000) was drawn on this facility, and the weighted-average interest rate was 4.30% (January 1, 2011 - 3.76%), based on the level of borrowings, and a credit spread based on either U.S. prime or LIBOR rates. As a result of the sale of property, plant and equipment in the second quarter of 2011 (see note 3(a)), an additional $2,523 was repaid on this facility, in accordance with the credit agreement.

The above term facilities, and the Canadian and U.S. line of credit facility (see note 10(a), (b)), are collateralized by a first priority security against substantially all of the Company's assets in Canada and the U.S., excluding the assets of Opta Minerals and TOC.

(c) Opta Minerals term loan facility

The term loan facility has a maximum available borrowing amount of Cdn $6,518 (U.S. - $6,392). This facility matures on August 30, 2012, is renewable at the option of the lender and Opta Minerals, and has quarterly principal repayments of Cdn $312 (U.S. - $306). At December 31, 2011 and December 31, 2010, the term loan facility was fully drawn. As at December 31, 2011, the weighted-average interest rate on this facility was 7.33% (December 31, 2010 – 7.61%).

(d) Opta Minerals revolving acquisition facility

The revolving acquisition facility has a maximum available borrowing amount of Cdn $14,043 (U.S. - $13,772) to finance future acquisitions and capital expenditures. Principal is payable quarterly equal to 1/40 of the drawdown amount. Any remaining outstanding principal under this facility is due upon maturity. The facility is revolving for one year, with a five year term-out option. The outstanding balances on the revolving acquisition facility at December 31, 2011 and 2010 were Cdn $12,665 (U.S. - $12,420) and Cdn $11,421 (U.S. - $11,419), respectively. At December 31, 2011, the weighted-average interest rate on this facility was 5.62% (December 31, 2010 - 7.05%).

In February 2012, in connection with its acquisition of Babco Industrial Corp. ("Babco") (see note 22), Opta Minerals' credit agreement was amended to increase the borrowing amount available under the revolving acquisition facility by Cdn $19,000 (U.S. - $18,682).

The Opta Minerals' credit facilities described above are collateralized by a first priority security interest on substantially all of the Opta Minerals assets in both Canada and the U.S.

In 2007, Opta Minerals entered into an interest rate swap contract to exchange a notional amount of Cdn $17,200 (U.S. - $16,912) from a floating rate to a fixed rate of 5.25% from August 2008 to August 2012. The estimated fair value of the interest rate swap at December 31, 2011 was a loss of $256 (December 31, 2010 - loss of $891). As this contract has been designated a cash flow hedge, the incremental gain in fair value of $635, net of income taxes of $195, has been recorded in other comprehensive earnings for the period. The fair value liability is included in long-term liabilities on the consolidated balance sheets. In February 2012, Opta Minerals entered into a Cdn $15,000 (U.S. - $14,749) interest rate swap commencing in August 2012, the date of expiry of the existing contract. On the same day, Opta Minerals also entered into a Cdn $19,000 (U.S. - $18,682) interest rate swap. The combined interest rate swap will expire in February 2017.

(e)       Subordinated debt to former shareholders of TOC

In conjunction with the acquisition of TOC on April 2, 2008, its former shareholders provided a subordinated loan to TOC in the amount of €3,000 (U.S. - $4,019). The loan bore interest at 7% payable to the former shareholders on a semi-annual basis. The subordinated loan, including all accrued interest, which was originally repayable in full on March 31, 2011 was extended to July 8, 2011, and paid in full during 2011.

(f) Promissory Notes

Promissory notes consist of notes issued to former shareholders as a result of business acquisitions. As consideration in the acquisition of TOC, the Company issued a total of €9,000 (U.S. - $11,675) in promissory notes which are secured by a pledge of the common shares of TOC. Of the amount issued, €1,000 (U.S. - $1,436) was paid in cash on April 5, 2010 and €2,000 (U.S. - $2,672) was paid in cash on October 7, 2011. The remaining €6,000 (U.S. - $7,783) will be repaid in three €2,000 tranches on January 6, 2012, April 6, 2012 and July 6, 2012. The outstanding balance accrues interest at 5% per annum. The former shareholders can demand full repayment of the remaining amount owing. Due to TOC's opening balance sheet not meeting pre-determined working capital targets, and an undisclosed liability that existed prior to the Company's April 2, 2008 acquisition, € 528 (U.S. - $685) of the promissory notes extended above will not be paid. Accordingly, the balance of the promissory notes at December 31, 2011 is €5,472 (U.S. - $7,098). Subsequent to year end, the balance owing as of January 6, 2012, including accrued interest, was paid to the former shareholders.

During fiscal 2011, the former shareholders of TOC advanced $1,380 to TOC to fund working capital. The loan accrues interest at 7% per annum, and is repayable no later than July 21, 2012. As at December 31, 2011, the full amount remains outstanding. In addition, $266 remains owing to various former shareholders at a weighted-average interest of 6.73%.

All of the outstanding promissory notes described above, totaling $8,744 as at December 31, 2011, are due in the next 12 months, or on demand.

(g)       Other long-term debt

As at December 31, 2011, a less-than-wholly-owned subsidiary of TOC borrowed Ethiopian birr in an amount equivalent to $711 (January 1, 2011 - $264). At December 31, 2011, the weighted-average interest rate on borrowed funds was 10.3% (January 1, 2011 - 10.3%).

(h)        Term loans payable and capital lease obligations

Term loans payable bear a weighted-average interest rate of 5.1% (January 1, 2011 – 5.3%) due in varying instalments through 2013 with principal payments of $215 due in the next 12 months.

Capital lease obligations are due in monthly payments, with a weighted-average interest rate of 7.2% (January 1, 2011 - 6.9%).

The long-term debt and capital leases described above require the following repayments during the next five fiscal years and thereafter:

$
2012	35,198
2013	3,744
2014	2,904
2015	2,873
2016	2,817
Thereafter	4,728
52,264

Interest expense on long-term debt for the year ended December 31, 2011 was $2,525 (January 1, 2011 - $5,438; December 31, 2009 - $7,047). Interest on bank indebtedness and other debt was $6,561 (January 1, 2011 - $4,294; December 31, 2009 - $6,087).

Interest expense and interest income include:

	December 31, 2011	January 1, 2011	December 31, 2009
	$	$	$
Interest expense before accretion on TOC debt	9,086	9,732	13,134
Accretion on long-term debt due to TOC acquisition	-	218	875
Interest expense	9,086	9,950	14,009
Interest income	(247)	(201)	(170)
Interest expense, net	8,839	9,749	13,839